ADVANCES TO SUPPLIERS, NET (Tables)	12 Months Ended
Sep. 30, 2021
Advances To Suppliers Net
SCHEDULE OF ADVANCES TO SUPPLIERS

Advances to suppliers, net, consist of the following:

	September 30, 2021	September 30, 2020
Advances to suppliers for inventory raw materials	$4,094,312	$3,504,486
Less: allowance for doubtful accounts	-	(13,141)
Advances to suppliers, net	$4,094,312	$3,491,145